Note 4	6 Months Ended
Jun. 30, 2024
Shareholder Remuneration System [Abstract]
Disclosure of shareholder remuneration system [Text Block]	Shareholder remuneration system
The Annual General Shareholder's Meeting of BBVA held on March 15, 2024, approved, under item 1.3 of the Agenda, a cash distribution against the 2023 results as a final dividend for the 2023 fiscal year, for an amount equal to €0.39 (€0.3159 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on April 10, 2024. The total amount paid, excluding treasury shares held by the Group's companies, amounted to €2,245 million.
Share buyback program
On March 1, 2024, after receiving the required authorization from the European Central Bank (hereinafter "ECB"), BBVA announced through an inside information notice (información privilegiada) the execution of a time-scheduled buyback program for the repurchase of own shares, all in accordance with the provisions of Regulation (EU) No. 596/2014 of the European Parliament and of the Council of April 16, 2014 on market abuse and Commission Delegated Regulation (EU) No. 2016/1052 of March 8, 2016, aimed at reducing BBVA’s share capital by a maximum monetary amount of €781 million. The execution was carried out externally by Citigroup Global Markets Europe AG.
By means of an Other Relevant Information notice dated April 9, 2024, BBVA announced the completion of the share buyback program upon reaching the maximum monetary amount, having acquired 74,654,915 own shares, between March 4 and April 9, 2024, representing, approximately, 1.28% of BBVA's share capital as of such date.
On May 24, 2024, BBVA notified through an Other Relevant Information notice a partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 15, 2024, under item 3 of the agenda through the reduction of BBVA’s share capital in a nominal amount of €36,580,908.35 and the consequent redemption of 74,654,915 shares of €0.49 par value each acquired by BBVA in execution of the share buyback program scheme and which were held as treasury shares (see Notes 25 and 26).